Average Annual Total Returns	12 Months Ended	20 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	24.50%
Tactical Advantage ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.99%	9.25%
Performance Inception Date		Apr. 19, 2023
Tactical Advantage ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.40%	6.80%
Tactical Advantage ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.02%	6.13%